INCOME TAXES	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

(13) INCOME TAXES

The differences between the effective income tax rates and the statutory federal corporate tax rate for the years ended September 30 are as follows:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.2	3.1	3.0
Other, net	1.3	0.4	0.5

	38.5%	38.5%	38.5%

Deferred income tax expense (benefit) results from temporary differences in the recognition of income and expense for tax purposes and financial statement purposes. The following table lists these temporary differences and their related tax effect for the years ended September 30. Dollar amounts are expressed in thousands.

	2013	2012	2011
Deferred loan fees and costs	$201	(28)	3
Accrued interest receivable	405	410	(522)
Tax depreciation vs. book depreciation	(121)	97	132
Basis difference on investments	—	(5)	2
Loan loss reserves	6,546	(237)	(1,661)
Mark-to-market adjustment	(1,180)	935	149
Mortgage servicing rights	—	—	(64)
Impairment loss on investment in LLCs	—	(74)	—
Accrued expenses	1,511	(845)	(1,732)
Other	(202)	(114)	(40)

	$7,160	139	(3,733)

The tax effect of significant temporary differences representing deferred tax assets and liabilities are presented in the following table. Dollar amounts are expressed in thousands.

	2013	2012
Deferred income tax assets:
Loan loss reserves	$9,678	16,220
Accrued interest receivable	147	552
Accrued expenses	1,367	2,878
Unrealized loss on securities available for sale	814	—
Impairment loss on LLCs	1,281	1,281
Other	49	—

	13,336	20,931

Deferred income tax liabilities:
Basis difference on investments	(7)	(7)
Deferred loan fees and costs	(595)	(394)
Unrealized gain on securities available for sale	—	(1,420)
Mark-to-market adjustment	(389)	(1,569)
Tax depreciation in excess of book depreciation	(72)	(193)
Other	—	(149)

	(1,063)	(3,732)

Net deferred tax asset	$12,273	17,199

The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within income tax expense in the consolidated statements of income.

The Company’s federal and state income tax returns for fiscal years 2010 through 2012 remain subject to examination by the Internal Revenue Service and various state jurisdictions, based on the statute of limitations.